Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Detail)		12 Months Ended
Dec. 31, 2014
Computer Hardware and Software | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life		2 years
Computer Hardware and Software | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life		5 years
Furniture, Fixtures and Equipment | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life		3 years
Furniture, Fixtures and Equipment | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life		7 years
Leasehold Improvements | Minimum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	[1]	2 years
Leasehold Improvements | Maximum
Property Plant And Equipment [Line Items]
Property and equipment, useful life	[1]	10 years

[1]	Leasehold improvements are depreciated over the lesser of the estimated useful life, remaining lease term, or 10 years.